                                       38
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPO Partners & Co.
Address:  591 Redwood Highway, Suite 3215
          Mill Valley, CA  94941

Form 13F File Number:  28-4162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William J. Patterson
Title: Managing Director and Vice President
Phone: (415) 383-6600

Signature, Place, and Date of Signing:

  /s/ William J. Patterson                Mill Valley, CA         4-21-99
-----------------------------          ---------------------   -------------
        [Signature]                        [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    6

Form 13F Information Table Value Total:    $238,065
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.               Form 13F File Number          Name
  1                 28-4164                  SF Advisory Corp.

  2                 28-4166                  SF Advisory Corp. II

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                           Form 13F INFORMATION TABLE

COLUMN 1                COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
--------                --------  ---------  --------  --------------------  -----------  ---------  --------------------------
                        TITLE OF             VALUE     SHRS OR   SH/  PUT/   INVESTMENT   OTHER           VOTING AUTHORITY
NAME OF ISSUER           CLASS    CUSIP      (x$1000)   PRN AMT   PRN  CALL   DISCRETION   MANAGERS  SOLE       SHARED     NONE
----------------------  --------  ---------  --------  --------  ---- -----  -----------  ---------  ----       ------     ----
BELL & HOWELL CO NEW         COM  077852101  $24,702   842,700     SH          DEFINED      1, 2     842,700

CRESTLINE CAP CORP           COM  226153104  $566      36,840      SH          DEFINED      1, 2     36,840

ENSCO INTL INC               COM  26874Q100  $61,027   4,584,200   SH          DEFINED      1, 2     4,584,200

FOUR SEASONS HOTEL INC
 LTD                      VTG SH  35100E104  $84,769   2,030,400   SH          DEFINED      1, 2     2,030,400

GULF CDA RES LTD             ORD  40218L305  $30,662   11,409,200  SH          DEFINED      1, 2     11,409,200

SCHOLASTIC CORP              COM  807066105  $36,339   743,500     SH          DEFINED      1, 2     743,500